UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:    811-22392

Cohen & Steers Preferred Securities and Income Fund, Inc.

Exact name of registrant (as specified in charter):

280 Park Avenue New York, NY	10017
Address of principal executive office:

Dana DeVivo

280 Park Avenue

New York, NY 10017

Name and address of agent for service:

Registrant telephone number, including area code:    (212) 832-3232

Date of fiscal year end:    December 31

Date of reporting period:    March 31, 2018

Item 1. Schedule of Investments

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

March 29, 2018 (Unaudited)*

		Number of Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE	19.9%
BANKS	7.1%
Bank of America Corp., 6.20%, Series CC(a)		1,368,624	$35,611,596
Bank of America Corp., 6.00%, Series EE(a)		1,009,560	26,198,082
Bank of America Corp., 6.50%, Series Y(a)		1,561,228	41,216,419
Capital One Financial Corp., 6.70%, Series D(a)		349,175	9,228,695
Citigroup, 6.875% to 11/15/23, Series K(a),(b)		430,309	12,061,561
Citigroup, 6.30%, Series S(a)		1,277,726	33,591,416
GMAC Capital Trust I, 7.624%, due 2/15/40, Series 2 (TruPS) (FRN) (3 Month US LIBOR + 5.785%)(c)		4,123,869	107,138,117
Goldman Sachs Group/The, 6.30%, Series N(a)		231,247	6,202,044
Huntington Bancshares, 6.25%, Series D(a)		1,092,280	29,764,630
JPMorgan Chase & Co., 6.15%, Series BB(a)		502,374	13,282,769
JPMorgan Chase & Co., 6.125%, Series Y(a)		698,792	18,287,387
New York Community Bancorp, 6.375% to 3/17/27, Series A(a),(b)		1,155,718	31,470,201
People’s United Financial, 5.625% to 12/15/26, Series A(a),(b)		63,654	1,663,916
Regions Financial Corp., 6.375% to 9/15/24, Series B(a),(b)		1,203,663	33,473,868
Sterling Bancorp, 6.50%, Series A(a)		286,122	7,469,215
Wells Fargo & Co., 8.00% to 6/15/18, Series J(a),(b)		118,955	3,055,954
Wells Fargo & Co., 5.85% to 9/15/23, Series Q(a),(b)		1,352,503	35,557,304
Wells Fargo & Co., 6.00%, Series V(a)		938,956	24,459,804
Wells Fargo & Co., 5.70%, Series W(a)		497,744	12,543,149
Wells Fargo & Co., 5.625%, Series Y(a)		1,927,462	48,282,923

			530,559,050

BANKS—FOREIGN	0.2%
Deutsche Bank Contingent Capital Trust V, 8.05% (Germany)(a)		615,504	15,732,282

ELECTRIC	0.9%
INTEGRATED ELECTRIC	0.3%
DTE Energy Co., 5.375%, due 6/1/76, Series B		638,971	15,763,414
Integrys Holdings, 6.00% to 8/1/23, due 8/1/73(b)		303,922	8,015,943

			23,779,357

REGULATED ELECTRIC	0.6%
Southern Co./The, 5.25%, due 12/1/77		30,134	732,256
Southern Co./The, 6.25%, due 10/15/75		1,429,933	38,122,014

			38,854,270

TOTAL ELECTRIC			62,633,627

		Number of Shares	Value
FINANCIAL	2.9%
DIVERSIFIED FINANCIAL SERVICES	0.4%
KKR & Co. LP, 6.75%, Series A(a)		1,272,053	$33,480,435

INVESTMENT ADVISORY SERVICES	0.2%
Ares Management LP, 7.00%, Series A(a)		618,000	16,148,340

INVESTMENT BANKER/BROKER	2.3%
Carlyle Group LP/The, 5.875%, Series A(a)		788,000	18,959,280
Charles Schwab Corp./The, 5.95%, Series D(a)		784,985	20,558,757
Morgan Stanley, 6.875% to 1/15/24, Series F(a),(b)		1,014,076	28,424,550
Morgan Stanley, 6.375% to 10/15/24, Series I(a),(b)		2,175,128	58,989,472
Morgan Stanley, 5.85% to 4/15/27, Series K(a),(b)		1,660,179	43,314,070

			170,246,129

TOTAL FINANCIAL			219,874,904

INDUSTRIALS—CHEMICALS	0.8%
CHS, 7.10% to 3/31/24, Series 2(a),(b)		907,316	25,495,579
CHS, 6.75% to 9/30/24, Series 3(a),(b)		859,303	23,141,030
CHS, 7.50%, Series IV(a)		452,176	12,629,276

			61,265,885

INSURANCE	3.2%
LIFE/HEALTH INSURANCE—FOREIGN	0.3%
Aegon NV, 6.50% (Netherlands)(a)		709,461	18,602,068

MULTI-LINE	1.1%
Allstate Corp., 6.625%, Series E(a)		525,984	13,654,544
Allstate Corp., 5.625%, Series G(a)		760,000	19,110,200
Hanover Insurance Group/The, 6.35%, due 3/30/53		487,938	12,247,244
WR Berkley Corp., 5.625%, due 4/30/53		480,802	12,044,090
WR Berkley Corp., 5.75%, due 6/1/56		969,792	24,390,269

			81,446,347

MULTI-LINE—FOREIGN	0.7%
PartnerRe Ltd., 6.50%, Series G (Bermuda)(a)		1,036,594	27,687,426
PartnerRe Ltd., 5.875%, Series I (Bermuda)(a)		925,200	23,786,892

			51,474,318

PROPERTY CASUALTY—FOREIGN	0.1%
Validus Holdings Ltd., 5.80%, Series B(a)		426,951	10,806,130

REINSURANCE	0.2%
Reinsurance Group of America, 5.75% to 6/15/26, due 6/15/56(b)		703,307	18,511,040

		Number of Shares	Value
REINSURANCE—FOREIGN	0.8%
Arch Capital Group Ltd., 5.25%, Series E(a)		981,246	$23,814,840
Arch Capital Group Ltd., 5.45%, Series F(a)		1,027,000	25,202,580
Aspen Insurance Holdings Ltd., 5.95% to 7/1/23 (Bermuda)(a),(b)		440,298	11,540,211

			60,557,631

TOTAL INSURANCE			241,397,534

INTEGRATED TELECOMMUNICATIONS SERVICES	0.1%
AT&T, 5.35%, due 11/1/66		332,000	8,432,800

REAL ESTATE	3.4%
DIVERSIFIED	1.3%
Colony NorthStar, 8.50%, Series D(a)		537,413	13,376,210
Colony NorthStar, 8.75%, Series E(a)		459,286	11,505,114
Colony NorthStar, 7.15%, Series I(a)		340,000	7,806,400
National Retail Properties, 5.70%, Series E(a)		284,600	7,151,998
VEREIT, 6.70%, Series F(a)		2,034,278	51,670,661
Wells Fargo Real Estate Investment Corp., 6.375%, Series A(a)		244,303	6,342,106

			97,852,489

HEALTH CARE	0.2%
Sabra Health Care REIT, 7.125%, Series A(a)		457,575	11,485,133

HOTEL	0.2%
Hersha Hospitality Trust, 6.875%, Series C(a)		199,569	4,869,484
Sunstone Hotel Investors, 6.95%, Series E(a)		255,000	6,403,050

			11,272,534

INDUSTRIALS	0.0%
PS Business Parks, 5.75%, Series U(a)		125,557	3,106,280

NET LEASE	0.1%
Gramercy Property Trust, 7.125%, Series A(a)		252,096	6,466,262

OFFICE	0.1%
Equity Commonwealth, 6.50%, Series D(a)		402,733	10,467,031

RESIDENTIAL	0.7%
APARTMENT	0.1%
Apartment Investment & Management Co., 6.875%(a)		240,000	6,211,200

SINGLE FAMILY	0.6%
American Homes 4 Rent, 5.50%, Series C(a)		548,078	15,483,203
American Homes 4 Rent, 6.50%, Series D(a)		625,583	15,645,831

		Number of Shares	Value
American Homes 4 Rent, 6.35%, Series E(a)		650,000	$16,126,500

			47,255,534

TOTAL RESIDENTIAL			53,466,734

SHOPPING CENTERS	0.4%
COMMUNITY CENTER	0.3%
Cedar Realty Trust, 7.25%, Series B(a)		65,181	1,491,341
DDR Corp., 6.375%, Series A(a)		322,264	7,685,996
DDR Corp., 6.50%, Series J(a)		236,707	5,470,299
Saul Centers, 6.875%, Series C(a)		244,655	6,116,375

			20,764,011

REGIONAL MALL	0.1%
Taubman Centers, 6.50%, Series J(a)		170,050	4,191,733
Taubman Centers, 6.25%, Series K(a)		312,909	7,522,332

			11,714,065

TOTAL SHOPPING CENTERS			32,478,076

SPECIALTY	0.4%
Digital Realty Trust, 6.625%, Series C(a)		430,000	11,665,900
Digital Realty Trust, 6.35%, Series I(a)		674,000	17,861,000

			29,526,900

TOTAL REAL ESTATE			256,121,439

TECHNOLOGY—SOFTWARE	0.2%
eBay, 6.00%, due 2/1/56		646,467	17,027,941

UTILITIES	1.1%
Dominion Resources, 5.25%, due 7/30/76, Series A		62,028	1,503,559
SCE Trust II, 5.10%(a)		100,000	2,310,000
SCE Trust III, 5.75% to 3/15/24, Series H(a),(b)		486,833	12,935,153
SCE Trust IV, 5.375% to 9/15/25, Series J(a),(b)		1,436,385	36,915,094
SCE Trust V, 5.45% to 3/15/26, Series K(a),(b)		436,680	11,344,946
SCE Trust VI, 5.00%(a)		781,637	17,696,262

			82,705,014

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$1,456,318,830)			1,495,750,476

		Principal Amount		Value
PREFERRED SECURITIES—CAPITAL SECURITIES	77.5%
BANKS	13.9%
Bank of America Corp., 6.10% to 3/17/25, Series AA(a),(b)		$35,525,000		$37,434,469
Bank of America Corp., 6.30% to 3/10/26, Series DD(a),(b)		10,320,000		11,094,000
Bank of America Corp., 5.397% to 7/30/18, Series K(a),(b)		24,160,000		24,190,200
Bank of America Corp., 8.125% to 5/15/18, Series M(a),(b)		26,687,000		26,827,107
Bank of America Corp., 6.25% to 9/5/24, Series X(a),(b)		49,743,000		52,794,733
Bank of America Corp., 6.50% to 10/23/24, Series Z(a),(b)		86,597,000		93,208,681
Citigroup, 5.90% to 2/15/23(a),(b)		33,576,000		34,709,190
Citigroup, 5.95% to 1/30/23(a),(b)		9,878,000		10,180,761
Citigroup, 6.125% to 11/15/20, Series R(a),(b)		71,579,000		75,397,739
Citigroup, 6.25% to 8/15/26, Series T(a),(b)		52,212,000		55,214,190
CoBank ACB, 6.25% to 10/1/22, Series F(a),(b)		346,400	†	36,718,400
CoBank ACB, 6.125%, Series G(a)		175,200	†	17,870,400
CoBank ACB, 6.20% to 1/1/25, Series H(a),(b)		103,600	†	11,305,350
CoBank ACB, 6.25% to 10/1/26, Series I(a),(b)		41,929,000		44,854,973
Countrywide Capital III, 8.05%, due 6/15/27, Series B		3,000,000		3,773,403
Farm Credit Bank of Texas, 6.75% to 9/15/23, 144A(a),(b),(d),(e)		251,700	†	27,309,450
Farm Credit Bank of Texas, 10.00%, Series I(a)		29,250	†	34,368,750
Goldman Sachs Group/The, 5.70% to 5/10/19, Series L(a),(b)		25,062,000		25,563,240
Goldman Sachs Group/The, 5.00% to 11/10/22, Series P(a),(b)		16,770,000		16,350,750
JPMorgan Chase & Co., 7.90% to 4/30/18, Series I(a),(b)		34,175,000		34,392,011
JPMorgan Chase & Co., 6.75% to 2/1/24, Series S(a),(b)		131,535,000		143,669,104
JPMorgan Chase & Co., 5.30% to 5/1/20, Series Z(a),(b)		22,460,000		23,122,570
PNC Financial Services Group, 6.75% to 8/1/21(a),(b)		49,912,000		54,241,866
Wells Fargo & Co., 5.895%, Series K (FRN) (3 Month US LIBOR + 3.77%)(a),(c)		62,130,000		63,098,607
Wells Fargo & Co., 5.875% to 6/15/25, Series U(a),(b)		31,554,000		33,234,250
Wells Fargo Capital X, 5.95%, due 12/15/36, (TruPS)		51,626,000		56,014,210

				1,046,938,404

BANKS—FOREIGN	32.2%
Australia & New Zealand Banking Group Ltd./United Kingdom, 6.75% to 6/15/26, 144A (Australia)(a),(b),(d)		38,555,000		41,061,075
Banco Bilbao Vizcaya Argentaria SA, 6.125% to 11/16/27 (Spain)(a),(b)		29,400,000		28,576,800
Banco Bilbao Vizcaya Argentaria SA, 8.875% to 4/14/21 (EUR) (Spain)(a),(b)		39,600,000		57,792,901
Banco Bilbao Vizcaya Argentaria SA, 9.00% to 5/9/18 (Spain)(a),(b)		27,200,000		27,374,080
Banco de Sabadell SA, 6.125% to 11/23/22 (EUR) (Spain)(a),(b)		27,400,000		35,430,920
Banco Santander SA, 4.75% to 3/19/25 (EUR) (Spain)(a),(b)		12,000,000		14,850,224

	Principal Amount	Value
Banco Santander SA, 5.25% to 9/29/23 (EUR) (Spain)(a),(b)	$30,000,000	$39,044,322
Banco Santander SA, 6.75% to 4/25/22 (EUR) (Spain)(a),(b)	29,200,000	40,515,377
Barclays PLC, 7.875% to 3/15/22(United Kingdom)(a),(b)	43,950,000	46,779,457
Barclays PLC, 8.25% to 12/15/18(United Kingdom)(a),(b)	40,530,000	41,924,637
BNP Paribas SA, 7.195% to 6/25/37, 144A (France)(a),(b),(d)	45,771,000	50,920,238
BNP Paribas SA, 7.375% to 8/19/25, 144A (France)(a),(b),(d)	25,600,000	27,904,000
BNP Paribas SA, 7.625% to 3/30/21, 144A (France)(a),(b),(d)	77,000,000	82,871,250
CaixaBank SA, 5.25% to 3/23/26 (EUR) (Spain)(a),(b)	33,000,000	40,630,218
Credit Agricole SA, 8.125% to 12/23/25, 144A (France)(a),(b),(d)	60,900,000	69,540,736
Credit Suisse Group AG, 7.125% to 7/29/22 (Switzerland)(a),(b)	93,870,000	98,211,487
Credit Suisse Group AG, 7.50% to 12/11/23, 144A (Switzerland)(a),(b),(d)	12,359,000	13,410,763
Danske Bank A/S, 6.125% to 3/28/24 (Denmark)(a),(b)	55,420,000	56,403,705
Deutsche Bank AG, 7.50% to 4/30/25 (Germany)(a),(b)	15,775,000	15,804,499
DNB Bank ASA, 5.75% to 3/26/20(Norway)(a),(b)	13,000,000	13,195,000
DNB Bank ASA, 6.50% to 3/26/22(Norway)(a),(b)	51,600,000	53,786,602
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A (Germany)(d)	36,016,945	45,827,060
HSBC Capital Funding LP, 10.176% to 6/30/30, 144A (United Kingdom)(a),(b),(d)	42,561,000	66,847,158
HSBC Holdings PLC, 5.625% to 1/17/20 (United Kingdom)(a),(b)	15,200,000	15,371,000
HSBC Holdings PLC, 6.25% to 3/23/23 (United Kingdom)(a),(b)	56,600,000	57,944,250
HSBC Holdings PLC, 6.375% to 3/30/25 (United Kingdom)(a),(b)	75,434,000	77,791,312
HSBC Holdings PLC, 6.375% to 9/17/24 (United Kingdom)(a),(b)	26,000,000	26,390,000
HSBC Holdings PLC, 6.50% to 3/23/28 (United Kingdom)(a),(b)	21,400,000	21,854,750
HSBC Holdings PLC, 6.875% to 6/1/21 (United Kingdom)(a),(b)	71,758,000	75,973,783
ING Groep N.V., 6.875% to 4/16/22 (Netherlands)(a),(b)	45,000,000	47,196,450
Intesa Sanpaolo SpA, 7.00% to 1/19/21, Series EMTN (EUR) (Italy)(a),(b)	12,781,000	17,168,140
Itau Unibanco Holding SA/Cayman Island, 6.125% to 12/12/22, 144A (Brazil)(a),(b),(d)	31,600,000	31,007,500
Itau Unibanco Holding SA/Cayman Island, 6.50% to 3/19/23, 144A (Brazil)(a),(b),(d)	35,800,000	35,468,134
Lloyds Banking Group PLC, 7.50% to 6/27/24 (United Kingdom)(a),(b)	67,561,000	73,388,136

	Principal Amount	Value
Macquarie Bank Ltd./London, 6.125% to 3/8/27, 144A (Australia)(a),(b),(d)	$41,613,000	$40,832,756
Nationwide Building Society, 10.25% (GBP) (United Kingdom)(a)	30,081,000	66,048,736
Rabobank Nederland, 11.00% to 6/30/19, 144A (Netherlands)(a),(b),(d)	164,122,000	180,084,506
Royal Bank of Scotland Group PLC, 7.648% to 9/30/31 (United Kingdom)(a),(b)	14,069,000	17,656,595
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25 (United Kingdom)(a),(b)	28,200,000	30,984,750
Royal Bank of Scotland Group PLC, 8.625% to 8/15/21 (United Kingdom)(a),(b)	110,710,000	120,535,512
Skandinaviska Enskilda Banken AB, 5.75% to 5/13/20, Series EMTN (Sweden)(a),(b)	33,400,000	33,812,390
Societe Generale SA, 7.375% to 9/13/21, 144A (France)(a),(b),(d)	51,400,000	54,805,250
Societe Generale SA, 7.875% to 12/18/23, 144A (France)(a),(b),(d)	31,200,000	33,891,000
Societe Generale SA, 8.25% to 11/29/18, Series EMTN (France)(a),(b)	10,600,000	10,945,412
Standard Chartered PLC, 6.50% to 4/2/20, 144A (United Kingdom)(a),(b),(d)	19,600,000	20,077,338
Standard Chartered PLC, 7.50% to 4/2/22, 144A (United Kingdom)(a),(b),(d)	23,926,000	25,361,560
Standard Chartered PLC, 7.75% to 4/2/23, 144A (United Kingdom)(a),(b),(d)	27,000,000	28,923,750
Stichting AK Rabobank Certificaten, 6.50% (EUR) (Netherlands)(a)	11,000,000	16,597,228
Swedbank AB, 6.00% to 3/17/22 (Sweden)(a),(b)	47,600,000	48,671,000
UBS Group AG, 6.875% to 8/7/25 (Switzerland)(a),(b)	16,400,000	17,316,350
UBS Group AG, 6.875% to 3/22/21 (Switzerland)(a),(b)	28,500,000	29,941,644
UBS Group AG, 7.00% to 2/19/25 (Switzerland)(a),(b)	15,400,000	16,603,125
UBS Group AG, 7.125% to 2/19/20 (Switzerland)(a),(b)	34,115,000	35,551,242
UBS Group AG, 7.125% to 8/10/21 (Switzerland)(a),(b)	67,900,000	71,681,487
UniCredit SpA, 6.625% to 6/3/23 (EUR) (Italy)(a),(b)	12,800,000	17,131,986
UniCredit SpA, 6.75% to 9/10/21, Series EMTN (EUR) (Italy)(a),(b)	13,600,000	18,066,821

		2,423,776,402

		Principal Amount	Value
ELECTRIC	0.2%
INTEGRATED ELECTRIC—FOREIGN	0.1%
Electricite de France SA, 5.25% to 1/29/23, 144A (France)(a),(b),(d)		$6,650,000	$6,688,237

REGULATED ELECTRIC	0.1%
Southern Co./The, 5.50% to 3/15/22, due 3/15/57, Series B(b)		9,400,000	9,770,062

			16,458,299

FINANCIAL—DIVERSIFIED FINANCIAL SERVICES	0.2%
State Street Corp., 5.25% to 9/15/20, Series F(a),(b)		17,725,000	18,212,438

FOOD	0.3%
Land O’ Lakes, 7.25%, 144A(a),(d)		17,695,000	19,774,163

INDUSTRIALS—DIVERSIFIED MANUFACTURING	2.3%
General Electric Co., 5.00% to 1/21/21, Series D(a),(b)		179,580,000	178,008,675

INSURANCE	19.1%
LIFE/HEALTH INSURANCE	7.1%
MetLife, 10.75%, due 8/1/39		5,850,000	9,199,125
MetLife, 9.25%, due 4/8/38, 144A(d)		71,507,000	97,607,055
MetLife, 5.25% to 6/15/20, Series C(a),(b)		59,298,000	60,765,033
MetLife, 5.875% to 3/15/28, Series D(a),(b)		37,115,000	37,810,906
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144A(d)		52,453,000	66,090,780
Provident Financing Trust I, 7.405%, due 3/15/38		15,475,000	17,718,875
Prudential Financial, 5.20% to 3/15/24, due 3/15/44(b)		59,050,000	60,157,188
Prudential Financial, 5.625% to 6/15/23, due 6/15/43(b)		98,838,000	103,779,900
Prudential Financial, 5.875% to 9/15/22, due 9/15/42(b)		14,861,000	15,659,779
Voya Financial, 5.65% to 5/15/23, due 5/15/53(b)		64,559,000	66,011,577

			534,800,218

LIFE/HEALTH INSURANCE—FOREIGN	7.9%
ASR Nederland NV, 4.625% to 10/19/27 (EUR) (Netherlands)(a),(b)		14,869,000	18,982,024
Assicurazioni Generali SpA, 4.596% to 11/21/25, Series EMTN (EUR) (Italy)(a),(b)		18,600,000	24,491,454
Dai-ichi Life Insurance Co. Ltd., 4.00% to 7/24/26, 144A (Japan)(a),(b),(d)		52,000,000	49,628,800
Dai-ichi Life Insurance Co. Ltd., 5.10% to 10/28/24, 144A (Japan)(a),(b),(d)		16,600,000	17,361,276

		Principal Amount	Value
Dai-ichi Life Insurance Co. Ltd., 7.25% to 7/25/21, 144A (Japan)(a),(b),(d)		$40,533,000	$44,890,298
Fukoku Mutual Life Insurance Co., 5.00% to 7/28/25 (Japan)(a),(b)		15,000,000	15,219,750
Fukoku Mutual Life Insurance Co., 6.50% to 9/19/23 (Japan)(a),(b)		21,419,000	23,658,356
La Mondiale SAM, 4.80% to 1/18/28, due 1/18/48 (France)(b)		12,000,000	11,075,004
La Mondiale SAM, 5.875% to 1/26/27, due 1/26/47 (France)(b)		33,150,000	34,039,713
La Mondiale Vie, 7.625% to 4/23/19 (France)(a),(b)		33,600,000	34,835,136
Meiji Yasuda Life Insurance Co., 5.20% to 10/20/25, due 10/20/45, 144A (Japan)(b),(d)		75,325,000	78,432,156
Nippon Life Insurance Co., 4.70% to 1/20/26, due 1/20/46, 144A (Japan)(b),(d)		45,800,000	46,363,340
Nippon Life Insurance Co., 5.00% to 10/18/22, due 10/18/42, 144A (Japan)(b),(d)		22,080,000	22,880,400
Nippon Life Insurance Co., 5.10% to 10/16/24, due 10/16/44, 144A (Japan)(b),(d)		35,800,000	37,321,500
Phoenix Group Holdings, 5.375%, due 7/6/27, Series EMTN (United Kingdom)		32,000,000	32,095,776
Sumitomo Life Insurance Co., 4.00% to 9/14/27, due 9/14/77, 144A (Japan)(b),(d)		71,600,000	67,642,008
Sumitomo Life Insurance Co., 6.50% to 9/20/23, due 9/20/73, 144A (Japan)(b),(d)		31,550,000	34,862,750

			593,779,741

PROPERTY CASUALTY	0.9%
Assurant, 7.00% to 3/27/28, due 3/27/48(b)		35,550,000	36,456,289
Liberty Mutual Group, 7.80%, due 3/7/37, 144A(d)		27,071,500	33,568,660

			70,024,949

PROPERTY CASUALTY—FOREIGN	2.5%
Direct Line Insurance Group PLC, 4.75% to 12/7/27 (GBP) (United Kingdom)(a),(b)		17,000,000	23,755,275
QBE Insurance Group Ltd., 6.75% to 12/2/24, due 12/2/44 (Australia)(b)		48,458,000	52,637,502
QBE Insurance Group Ltd., 5.25% to 5/16/25, Series EMTN (Australia)(a),(b)		10,160,000	9,886,147
QBE Insurance Group Ltd., 5.875% to 6/17/26, due 6/17/46, Series EMTN (Australia)(b)		40,545,000	42,001,093

		Principal Amount		Value
Sompo Japan Nipponkoa Insurance, 5.325% to 3/28/23, due 3/28/73, 144A (Japan)(b),(d)		$15,870,000		$16,616,366
VIVAT NV, 6.25% to 11/16/22 (Netherlands)(a),(b)		42,100,000		41,890,805

				186,787,188

REINSURANCE—FOREIGN	0.7%
Aquarius + Investments PLC, 6.375% to 9/1/19, due 9/1/24 (Ireland)(b)		12,400,000		12,772,000
Aquarius + Investments PLC, 8.25% to 9/1/18, Series EMTN (Ireland)(a),(b)		37,740,000		38,384,410

				51,156,410

TOTAL INSURANCE				1,436,548,506

INTEGRATED TELECOMMUNICATIONS SERVICES	1.2%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A (Cayman Islands)(d)		47,426	†	53,354,065
SoftBank Group Corp., 3.125%, due 9/19/25 (EUR) (Japan)		5,200,000		6,024,675
SoftBank Group Corp., 5.00%, due 4/15/28 (EUR) (Japan)		10,000,000		12,107,256
SoftBank Group Corp., 5.375%, due 7/30/22 (Japan)		3,865,000		3,913,313
SoftBank Group Corp., 6.875% to 7/19/27 (Japan)(a),(b)		14,000,000		13,355,300

				88,754,609

MATERIAL—METALS & MINING	1.8%
BHP Billiton Finance USA Ltd., 6.75% to 10/20/25, due 10/19/75, 144A (Australia)(b),(d)		118,374,000		133,170,750

PIPELINES	2.9%
Enbridge, 6.25% to 3/1/28, due 3/1/78 (Canada)(b)		59,785,000		59,423,882
Plains All American Pipeline LP, 6.125% to 11/15/22, Series B(a),(b)		14,470,000		13,999,725
Transcanada Trust, 5.30% to 3/15/27, due 3/15/77 (Canada)(b)		19,424,000		19,217,620
Transcanada Trust, 5.625% to 5/20/25, due 5/20/75 (Canada)(b)		32,754,000		33,654,735
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(b)		90,501,000		94,573,545

				220,869,507

		Principal Amount	Value
REAL ESTATE—FINANCE	0.5%
AT Securities BV, 5.25% to 7/21/23 (Netherlands)(a),(b)		$37,750,000	$36,848,719

UTILITIES—ELECTRIC UTILITIES—FOREIGN	2.9%
Emera, 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(b)		105,024,000	113,951,040
Enel SpA, 8.75% to 9/24/23, due 9/24/73, 144A (Italy)(b),(d)		88,926,000	105,710,782

			219,661,822

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$5,720,037,087)			5,839,022,294

		Number of Shares
SHORT-TERM INVESTMENTS	1.8%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 1.51%(f)		137,468,724	137,468,724

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$137,468,724)			137,468,724

TOTAL INVESTMENTS (Identified cost—$7,313,824,641)	99.2%		7,472,241,494
OTHER ASSETS IN EXCESS OF LIABILITIES	0.8		62,891,205

NET ASSETS	100.0%		$7,535,132,699

Note: Percentages indicated are based on the net assets of the Fund.

*	March 29, 2018 represents the last business day of the Fund’s quarterly period. See Note 1 of the accompanying notes to the Schedule of Investments.
†	Represents shares.
(a)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
(b)	Security converts to floating rate after the indicated fixed-rate coupon period.
(c)	Variable rate. Rate shown is in effect at March 29, 2018.

(d)	Resale is restricted to qualified institutional investors. Aggregate holdings amounted to $1,808,106,910 or 24.0% of the net assets of the Fund, of which 0.0% are illiquid.
(e)	Security value is determined based on significant unobservable input (Level 3).
(f)	Rate quoted represents the annualized seven-day yield of the fund.

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	236,705,148	USD	289,367,309	4/4/18	$(1,886,467)
Brown Brothers Harriman	EUR	21,977,287	USD	27,117,774	4/4/18	75,828
Brown Brothers Harriman	EUR	21,396,011	USD	26,507,176	4/4/18	180,460
Brown Brothers Harriman	GBP	67,880,370	USD	93,691,202	4/4/18	(1,545,007)
Brown Brothers Harriman	USD	95,190,679	GBP	67,880,370	4/4/18	45,530
Brown Brothers Harriman	USD	344,104,379	EUR	280,078,446	4/4/18	518,059
Brown Brothers Harriman	GBP	63,941,586	USD	89,768,232	5/2/18	(48,636)
Brown Brothers Harriman	EUR	290,293,607	USD	357,357,236	5/3/18	(572,254)

						$(3,232,487)

The amount of all forward foreign currency exchange contracts as presented in the table above is representative of the volume of activity for this derivative type during the period ended March 29, 2018.

Glossary of Portfolio Abbreviations

EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
TruPS	Trust Preferred Securities
USD	United States Dollar

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Quarterly Period

Since March 29, 2018 represents the last day during the Fund’s quarterly period on which the New York Stock Exchange was open for trading, the Fund’s schedule of investments have been presented through that date to maintain consistency with the Fund’s net asset value (NAV) calculations used for shareholder transactions.

Note 2. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange-traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing NAV.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were $10,467,031 of securities transferred from Level 2 to Level 1 which resulted from a change in the use of a mean price, supplied by a third-party pricing service, to a quoted price for one security as of March 29, 2018. There were $7,469,215 of securities transferred from Level 1 to Level 2 which resulted from a change in the use of a quoted price to a mean price, supplied by a third-party pricing service for one security as of March 29, 2018.

The following is a summary of the inputs used as of March 29, 2018 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Preferred Securities—$25 Par Value:
Electric—Integrated Electric	$23,779,357	$15,763,414	$8,015,943	$—
Insurance—Multi-Line	81,446,347	62,336,147	19,110,200	—
Other Industries	1,390,524,772	1,383,055,557	7,469,215	—
Preferred Securities—Capital Securities:
Banks	1,046,938,404	—	1,019,628,954	27,309,450
Other Industries	4,792,083,890	—	4,792,083,890	—
Short-Term Investments	137,468,724	—	137,468,724	—

Total Investments in Securities(a)	$7,472,241,494	$1,461,155,118	$5,983,776,926	$27,309,450(b	)

Forward Foreign Currency Exchange Contracts	$819,877	$—	$819,877	$—

Total Unrealized Appreciation in Other Financial Instruments(a)	$819,877	$—	$819,877	$—

Forward Foreign Currency Exchange Contracts	$(4,052,364)	$—	$(4,052,364)	$—

Total Unrealized Depreciation in Other Financial Instruments(a)	$(4,052,364)	$—	$(4,052,364)	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

(b)

Level 3 investments are valued by a third-party pricing service. The inputs for these securities are not readily available or cannot be reasonably estimated. A change in the significant unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Securities— Capital Securities— Banks
Balance as of December 31, 2017	$—
Transfers in	27,309,450
Change in unrealized appreciation (depreciation)	—

Balance as of March 29, 2018	$27,309,450

The change in unrealized appreciation (depreciation) attributable to securities owned on March 29, 2018 which were valued using significant unobservable inputs (Level 3) amounted to $(377,550).

Note 3. Derivative Instruments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Item 2. Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)

During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin Title: President and Principle Executive Officer

Date: May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin Title: President and Principal Executive Officer		Name: James Giallanza Title: Principal Financial Officer

Date: May 25, 2018